Long-term investments - Equity method investments, Summary combined financial information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Financial position:
Current assets	¥ 3,288,741		¥ 3,853,333		$ 463,210
Non-current assets	978,903		877,699		137,876
Total assets	4,267,644		4,731,032		601,086
Current liabilities	4,215,479		3,927,441		593,738
Non-current liabilities	886,624		838,047		124,879
Total liabilities	5,102,103		4,765,488		718,617
Shareholders’ equity (deficit)	(921,410)		(196,396)		(129,778)
Total liabilities and shareholders’ deficit	4,267,644		4,731,032		$ 601,086
Results of operations:
Total revenues	4,666,147	$ 657,213	3,561,994	¥ 2,779,063
Loss from operation	(917,713)	(129,257)	(1,628,221)	(1,000,178)
Net loss attributable to ECARX Holdings Inc.	(940,191)	$ (132,423)	(1,564,164)	(1,173,955)
Impairment loss recognized	0		0	0
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Financial position:
Current assets	878,519		1,216,042
Non-current assets	1,093,602		999,573
Total assets	1,972,121		2,215,615
Current liabilities	1,043,703		942,899
Non-current liabilities	1,146,673		1,056,274
Total liabilities	2,190,376		1,999,173
Shareholders’ equity (deficit)	(218,255)		216,442
Total liabilities and shareholders’ deficit	1,972,121		2,215,615
Results of operations:
Total revenues	1,290,126		1,134,152	711,800
Loss from operation	(795,354)		(636,240)	(482,095)
Net loss attributable to ECARX Holdings Inc.	¥ (839,052)		¥ (641,401)	¥ (392,337)